NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
NOTES PAYABLE
Schedule of notes payables - related parties
	December 31, 2022	December 31, 2021
Convertible Notes Payable with Warrants	$1,000,000	$1,000,000
Conventional Non-Convertible Notes Payable	11,810	11,810
Unamortized Debt Discount	(145,548)	(645,547)
Net Related Party Notes Payable	$866,262	$366,263
Current Portion	(866,262)	(11,810)
Net Long-Term Portion	$-	$354,453

Schedule of notes payables - non related parties
	December 31, 2022	December 31, 2021
Convertible Notes Payable with Warrants	$1,005,000	$1,005,000
Convertible Notes Payable	9,183	56,683
Non-Convertible Notes Payable	17,500	47,500
Premium Financing Note Payable	61,792	-
Unamortized Debt Discount	(144,878)	(648,580)
Net Non-Related Party Notes Payable	$948,597	$460,603
Current Portion	(948,597)	(104,183)
Net Long-Term Portion	$-	$356,420